Leases - Disclosure of maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 10	£ 5
Future finance income	(2)	0
Present value of minimum lease payments receivable	8	5
Unguaranteed residual values	0	0
Not more than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	7	3
Future finance income	(1)	0
Present value of minimum lease payments receivable	6	3
Unguaranteed residual values	0	0
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	3	2
Future finance income	(1)	0
Present value of minimum lease payments receivable	2	2
Unguaranteed residual values	0	0
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	0
Future finance income	0	0
Present value of minimum lease payments receivable	0	0
Unguaranteed residual values	0	0
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	0
Future finance income	0	0
Present value of minimum lease payments receivable	0	0
Unguaranteed residual values	0	0
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	0
Future finance income	0	0
Present value of minimum lease payments receivable	0	0
Unguaranteed residual values	0	0
Over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	0
Future finance income	0	0
Present value of minimum lease payments receivable	0	0
Unguaranteed residual values	£ 0	£ 0